SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates
%

Software, computers and peripheral equipment	33
Office furniture and equipment	10-33
Capitalized development costs	33
Leasehold improvement	By the shorter of remaining lease term or estimated useful life of the asset

Schedule of deferred contract acquisition costs
	Year ended December 31,
	2022	2021	2020
Beginning balance	$56,374	$29,729	$20,769
Additions to deferred contract acquisition costs	33,711	41,396	17,160
Amortization of deferred contract acquisition costs	(23,688)	(14,751)	(8,200)
Ending balance	$66,397	$56,374	$29,729
Deferred contract acquisition costs (to be recognized in next 12 months)	$26,287	$20,405	$10,712
Deferred contract acquisition costs, non-current	$40,110	$35,969	$19,017